RELATED PARTY TRANSACTIONS - Distribution of SIM card and voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Total	Rp 471	Rp 626	Rp 1,122
% of total revenues	0.32%	0.42%	0.77%
Omni Inovasi Indonesia
Transactions with related parties
Total	Rp 371	Rp 467	Rp 981
% of total revenues	0.25%	0.31%	0.67%
Finarya
Transactions with related parties
Total	Rp 100	Rp 159	Rp 141
% of total revenues	0.07%	0.11%	0.10%